Federal Income Tax (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets (liabilities):
Net operating losses	$ 1,926,842	$ 2,946,115
Unamortized R&D expenses	323,540	689,178
Unamortized startup costs	1,276,853	1,737,633
Orphan Drug Credit	567,188	431,238
Other, net	64,744	108,104
Total deferred tax assets	4,159,167	5,912,268
Valuation allowance	(4,159,167)	(5,912,268)
Net deferred tax asset